Income Taxes Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
Income tax expense (benefit) consisted of the following:

	Years ended December 31,
(in millions)	2013	2012	2011
Current:
U.S. federal	$361	369	313
State and local	22	23	28
Foreign jurisdiction	78	136	117
Total	461	528	458
Deferred:
U.S. federal	(107)	(121)	(97)
State and local	(7)	(7)	(15)
Foreign jurisdiction	6	(6)	(4)
Total	(108)	(134)	(116)
Total income tax expense	$353	394	342

Schedule of pre-tax income, domestic and foreign	Pre-tax income was as follows:

	Years ended December 31,
(in millions)	2013	2012	2011
QVC-U.S.	$824	865	785
QVC-Japan	181	253	199
QVC-Germany	18	29	32
QVC-U.K.	1	(17)	(2)
QVC-Italy	(38)	(49)	(60)
Consolidated QVC	$986	1,081	954

Schedule of effective income tax rate reconciliation
Total income tax expense differs from the amounts computed by applying the U.S. federal income tax rate of 35% as a result of the following:

	Years ended December 31,
	2013	2012	2011
Provision at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	0.7%	1.0%	0.9%
Foreign taxes	0.6%	1.3%	1.3%
Foreign earnings repatriation	(0.4)%	(1.1)%	(1.1)%
Permanent differences	—%	0.1%	—%
Other, net	(0.1)%	0.1%	(0.3)%
Total income tax expense	35.8%	36.4%	35.8%

Schedule of deferred tax assets and liabilities
The tax effects of temporary differences that gave rise to significant portions of the deferred income tax assets and deferred income tax liabilities are presented below:

	December 31,
(in millions)	2013	2012
Deferred tax assets:
Accounts receivable, principally due to the allowance for doubtful accounts and related reserves for the uncollectible accounts	$32	29
Inventories, principally due to obsolescence reserves and additional costs of inventories for tax purposes pursuant to the Tax Reform Act of 1986	36	39
Allowance for sales returns	39	33
Deferred compensation	36	27
Unrecognized federal and state tax benefits	29	31
Accrued liabilities	25	29
Other	36	42
Subtotal	233	230
Valuation allowance	(1)	(1)
Total deferred tax assets	232	229
Deferred tax liabilities:
Depreciation and amortization	(1,349)	(1,455)
Cumulative translation of foreign currencies	(47)	(33)
Total deferred tax liabilities	(1,396)	(1,488)
Net deferred tax liability	$(1,164)	(1,259)

Schedule of unrecognized tax benefits roll forward
A reconciliation of the 2013 beginning and ending amount of the liability for unrecognized tax benefits is as follows:

(in millions)
Balance at January 1, 2013	95
Decreases related to prior year tax positions	(11)
Increases related to current year tax positions	12
Settlements	(7)
Balance at December 31, 2013	89